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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Attractor Investment Management Inc.
                 ------------------------------------
   Address:      1440 Chapin Avenue, Suite 201
                 ------------------------------------
                 Burlingame, CA 94010
                 ------------------------------------

Form 13F File Number: 28-05503
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
         -------------------------------
Title:   President
         -------------------------------
Phone:   (650) 685-8541
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Harvey Allison   Burlingame, California   July 29, 2005
         ------------------   ----------------------   -------------
           [Signature]            [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  15

Form 13F Information Table Value Total:        $     126938
                                                (thousands)


List of Other Included Managers:                      None


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                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   X($1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- -------- ------
Atheros Communications,
  Inc.                          COM        04743P108     3933    488001  SH              SOLE        N/A      488001

E*Trade Financial
  Corporation                   COM        269246104     1447    103400  SH              SOLE        N/A      103400

eBay, Inc.                      COM        278642103     1885     57110  SH              SOLE        N/A       57110

Google Inc.                     COM        38259P508     8354     28400  SH              SOLE        N/A       28400

Greenfield Online, Inc.         COM        395150105      567     46651  SH              SOLE        N/A       46651

Homestore.com, Inc.             COM        437852106      192     94800  SH              SOLE        N/A       94800

Jamdat Mobile Inc.              COM        47023T100     5456    197116  SH              SOLE        N/A      197116

McAfee, Inc.                    COM        579064106    10192    389300  SH              SOLE        N/A      389300

MIVA, Inc.                      COM        55311R108     1025    220900  SH              SOLE        N/A      220900

Nuance Communications,
  Inc.                          COM        669967101     2240    497700  SH              SOLE        N/A      497700

Salesforce.com, Inc.            COM        79466L302    51620   2520496  SH              SOLE        N/A     2520496

Stamps.com Inc.                 COM        852857200     2621    139800  SH              SOLE        N/A      139800

Symantec Corporation            COM        871503108     9394    432100  SH              SOLE        N/A      432100

Verisign, Inc.                  COM        92343E102    17146    596160  SH              SOLE        N/A      596160

Yahoo, Inc.                     COM        984332106    10866    313600  SH              SOLE        N/A      313600



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